Income Taxes - Schedule of Provision for Income Tax (Details) (10-K) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Book income (loss)	$ (1,493,400)	$ (4,473,900)
Stock for services	32,800	2,048,200
Gain on settlement - derivative and equity derived		955,900
Amortization	(33,100)	313,200
Contingent liability	(45,000)	45,000
Unrealized loss on cryptocurrency	(31,900)	40,700
Meals and entertainment	12,400	6,200
Non-cash interest expense	315,800	5,700
Depreciation	(7,200)	(2,800)
Related party accruals	1,500	(1,500)
Related party accrued payroll	174,600
Gain on bargain purchase	(291,400)
Loss on value of derivative liabilities	64,300
Stock issued for loan fees	21,000
Amortization of prepaid paid for with equity	45,100
Valuation allowance	1,234,500	1,063,300
Total long-term deferred income tax assets